Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 26, 2020	Mar. 28, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, net		$ 31,049			$ 31,049	$ 32,061	$ 32,061	$ 32,061	$ 27,169
Accumulated impairment losses		$ 2,969			2,969
Disposition of business					(1,577)
Currency translation					(226)			(1,012)
Ending balance, net	$ 26,277				$ 26,277			$ 31,049	$ 32,061